Condensed Consolidated Interim Statements of Loss and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Nov. 30, 2019	Nov. 30, 2018
Expenses
General and administrative	$ 1,054	$ 1,325
Interest	1,347	2,474
Foreign exchange loss		1,200
Foreign exchange (gain)	(7)
Stock compensation expense	244	16
Closure, care and maintenance		(509)
Operating expenses, total	2,638	4,506
Other Income
(Gain)Loss on fair value derivatives and warrants	(3,129)	2,273
Gain on fair value of marketable securities		(862)
Net finance income	(63)	(272)
Net (income) loss for the period	(554)	5,640
Items that may be subsequently reclassified to net (income) loss:
Currency translation adjustment	(1,352)	(2,817)
Comprehensive (income) loss for the period	(1,906)	2,823
(Income) Loss attributable to:
Shareholders of Platinum Group Metals Ltd.	(554)	5,640
Non-controlling interests	0	0
Loss	(554)	5,640
Comprehensive (income) loss attributable to:
Shareholders of Platinum Group Metals Ltd.	(1,906)	2,823
Non-controlling interests	0	0
Comprehensive (income) loss for the period	$ (1,906)	$ 2,823
Basic and diluted (gain) loss per common share	$ (0.01)	$ 0.19
Weighted average number of common shares outstanding: Basic and diluted	58,596,225	29,119,977